Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 5,076	$ 5,625
Cost of goods sold	4,238	4,716
Other, net	630	100
Interest expense	230	284
Income taxes	40	77
Net income (loss)	(513)	23
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income (loss)	9	83
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	(7)	4
Cost of goods sold	(6)	51
Other, net	(2)	26
Interest expense	1	3
Income taxes	3	(23)
Net income (loss)	(11)	61
Reclassification out of Accumulated Other Comprehensive Income [Member] | Change in Retirement Plans' Funded Status [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	24	28
Amortization of prior service cost	(1)	(3)
Income taxes	(3)	(3)
Net income (loss)	$ 20	$ 22